Note 8 - Fair Value Sesitivity Analysis Level 3 Liabilities (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Results Member [Member] | Favourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	€ 3,000,000
Results Member [Member] | Desfavourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	(3,000,000)
Results Member [Member] | Financial Liabilities Held For Trading [Member] | Favourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	3,000,000
Results Member [Member] | Financial Liabilities Held For Trading [Member] | Desfavourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	(3,000,000)
Other Comprehensive Impact [Member] | Favourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	0
Other Comprehensive Impact [Member] | Desfavourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Liabilities Held For Trading [Member] | Favourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Liabilities Held For Trading [Member] | Desfavourable Hypothesis [Member]
Disclosure Of Sensitivity Analysis Liabilities Line Items
Tier 3 Liabilities Of Financial Instruments	€ 0